General (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue Recognition and Deferred Revenue
Allowance for sales returns	$ 194,792	$ 221,396	$ 0
Goodwill and Other Intangibles
Goodwill impairment			$ 2,488,708